Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) (Details Narrative) - Sixthone And Seventhone Corp [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Pyxis Delta And Pyxis Theta Vessels [Member] | Loan Agreement Dated October 12, 2012 [Member]
Maximum required leverage ratio	65.00%		65.00%
Actual leverage ratio			68.00%
Actual leverage ratio description	Marginally lower than 65%
Difference between actual ratio and required threshold			3.00%
Parent Company [Member]
Dividend distributions received		$ 2,250